Background (Details) - USD ($)			12 Months Ended
	Feb. 02, 2021	Sep. 14, 2020	Dec. 31, 2020	Dec. 31, 2019
Background (Details) [Line Items]
Gross proceeds			$ 17,000,000
Exercise price per share	$ 4.15
Accumulated deficit			(29,759,697)	$ (26,898,262)
Operating loss			2,300,000
Cash and cash equivalents			93,711	$ 220,267
Shareholders deficit			$ 8,984,057
Stock split of its issued		On September 14, 2020, the Company filed an amendment to its Articles of Incorporation and effected a 5,000-for-1 stock split of its issued and outstanding common shares, whereby 1,392 outstanding common shares with a par value of CHF 100.00 per share were exchanged for 6,960,000 common shares with a par value of CHF 0.02 per share.
Subsequent Event [Member]
Background (Details) [Line Items]
Initial public offering unit	4,819,277
Price per share unit	4.15
Gross proceeds	$ 17,000,000
Exercise price per share	$ 4.15
Additional purchase share	722,891
Public offering price	$ 4.14
Additional warrants share	722,891
Warrant purchase common share	722,891
Warrant offering per share	$ 0.01
Underwriters exercised share	722,891